Schedule of Future Minimum Lease Payments Received from Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leases And Operating Leases [Line Items]
Future capital lease payments receivable within one year of the balance sheet date on nonoperating leases	$ 123
Future capital lease payments receivable within the second year from the balance sheet date on nonoperating leases	45
Future capital lease payments receivable within the third year from the balance sheet date on nonoperating leases	52
Future capital lease payments receivable within the fourth year from the balance sheet date on nonoperating leases	122
Future capital lease payments receivable within the fifth year from the balance sheet date on nonoperating leases	38
Future capital lease payments receivable after the fifth year from the balance sheet date on nonoperating leases	931
Future capital lease payments receivable on nonoperating leases	1,311	1,729
Future operating lease payments receivable within one year of the balance sheet date	184
Future operating lease payments receivable within the second year from the balance sheet date	162
Future operating lease payments receivable within the third year from the balance sheet date	139
Future operating lease payments receivable within the fourth year from the balance sheet date	114
Future operating lease payments receivable within the fifth year from the balance sheet date	89
Future operating lease payments receivable after the fifth year from the balance sheet date	90
Future operating lease payments receivable	$ 778